10-Q Goodwill and other intangible assets - Future amortization expense (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2023	$ 1,237
2024	2,157	$ 2,500
2025	2,042	2,300
2026	1,739	2,100
2027	1,717	1,800
Expected amortization, thereafter	$ 3,218	$ 2,900